MERRILL LYNCH
EUROFUND




FUND LOGO




Quarterly Report

July 31, 1998



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.







Merrill Lynch
EuroFund
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH EUROFUND


PORTFOLIO INFORMATION


Pie graph depicting Portfolio Information As a Percentage of Stocks at Value As of July 31, 1998

Ireland                          0.7%
Spain                            2.3%
Finland                          3.9%
Sweden                           6.2%
Netherlands                     11.4%
United Kingdom                  17.7%
France                          16.6%
Italy                            9.6%
Switzerland                      3.3%
Norway                           1.5%
Emerging Europe*                 0.9%
Germany                         25.9%

[FN]
*Countries include Hungary, Poland, Slovakia and Turkey.


EUROPEAN STOCK MARKET PERFORMANCE


Bar graph depicting European Stock Market Performance in terms of Total Return for the Three-Month Period Ended July 31, 1998
In US dollars*


Norway                         -11.4%
Ireland                         -5.3%
United Kingdom                  -3.5%
Sweden                          +0.7%
Denmark                         +4.0%
Spain                           +6.5%
France                          +7.8%
Netherlands                     +7.8%
Italy                          +10.0%
Switzerland                    +11.6%
Germany                        +12.2%
Finland                        +13.9%


Source: Financial Times/Standard & Poor's--Actuaries Index.

[FN]
*For the three-month period ended July 31, 1998, total investment return for the Financial Times/Standard & Poor's--Actuaries Europe Index was +4.66%.



Merrill Lynch EuroFund
July 31, 1998


DEAR SHAREHOLDER


During the quarter ended July 31, 1998, the unmanaged Financial Times/Standard and Poor's--Actuaries Europe Index had a total return of +4.66%, while the total return for the unmanaged Morgan Stanley Capital International Europe Index was +5.18%. For the same period, Merrill Lynch EuroFund's Class A, Class B, Class C and Class D Shares' total returns were +0.47%, +0.23%, +0.23% and +0.42%, respectively. The Fund's performance shortfall was principally the result of our heavy cash position, significant industrial exposure, and lack of exposure to financial, telecommunications and technology stocks. Continued weakness in the oil and pharmaceutical sectors was beneficial to the Fund because we were underweighted in those sectors. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

During the July quarter, investors chose to focus on positive factors in the economic environment and to disregard the numerous potentially negative factors, in our opinion. The Asian situation deteriorated further, Russia reached a crisis point and looked for help from the International Monetary Fund, and growth in the United States and China declined. Federal Reserve Board Chairman Alan Greenspan reaffirmed his belief that stock prices are too high, that in spite of slowing growth there is a greater risk of inflation than deflation, and that interest rates are more likely to move up than down. However, investors--armed with abundant liquidity--focused on the current low levels of inflation and interest rates, the continued merger and acquisition boom, and extremely optimistic long-term earnings projections. Should sentiment or liquidity flows change, a major market adjustment could occur.

Meanwhile, in Europe, the economic environment changed little. Export growth is still slowing but consumer confidence remains robust, allowing the shift in the engines of growth to progress relatively smoothly. Only in the United Kingdom is the economy slowing so rapidly that recession is a near-term possibility. The slowdown in the United Kingdom is likely to bring interest rate increases to a halt. Interest rate increases look unlikely in any major European country in the remainder of 1998.


Investment Strategy
With market trends changing little during the July quarter, our strategy remained virtually the same.We maintained a very cautious stance, and believed that large areas of the markets were extremely overvalued, offering only speculative upside potential but major downside risk on a fundamental basis. Generally, stock prices are discounting that an ideal investment environment will be sustained for some time. There is no allowance for negative change, in our view. Therefore, we maintained a very high cash position for the Fund. As of July 31, 1998, cash represented 24% of net assets and was held principally in Deutschemark-denominated issues. In our view, the Deutschemark is a defensive currency. We also held a short futures position in Germany that amounted to 3.0% of net assets. The invested position of the portfolio is still focused on industrial stocks, which have discounted a more negative global picture, and which we believe have limited downside risk as a result. We continue to avoid investing in areas where price levels are principally dictated by speculation (as in the financial sector) or where overly optimistic long-term forecasts are implicit in stock prices (as in the telecommunications and technology sectors).


Merrill Lynch EuroFund
July 31, 1998


In Conclusion
Overall, we see plenty of risk and little opportunity, causing us to remain very defensive. Liquidity is currently the key motivating force of stock markets, and its magnitude and duration are notoriously difficult to anticipate. However, we believe that Europe has received a disproportionately large share of cash flow, since Europe continues to be the region favored by asset allocators outside of the United States. When investor belief in the Asian economies and currencies rebuilds, Europe is likely to see the largest outflows of investment capital. At that time, investors may question the historically high valuation levels accorded European investments.

We thank you for your investment in Merrill Lynch EuroFund, and we look forward to reviewing our outlook and strategy with you in the next report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Adrian C. Holmes)
Adrian C. Holmes
Senior Vice President and Portfolio Manager




September 2, 1998



Merrill Lynch EuroFund
July 31, 1998


PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/98                        +36.37%        +29.49%
Five Years Ended 6/30/98                  +22.77         +21.45
Inception (10/26/88)
through 6/30/98                           +15.68         +15.04

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 6/30/98                        +35.22%        +31.22%
Five Years Ended 6/30/98                  +21.50         +21.50
Ten Years Ended 6/30/98                   +14.52         +14.52

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 6/30/98                        +35.23%        +34.23%
Inception (10/21/94)
through 6/30/98                           +21.54         +21.54

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/98                        +36.32%        +29.16%
Inception (10/21/94)
through 6/30/98                           +22.52         +20.75

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Merrill Lynch EuroFund
July 31, 1998


PERFORMANCE DATA (concluded)


Recent Performance Results*
                                                                                         Ten Years/
                                                   12 Month            3 Month        Since Inception
                                                 Total Return        Total Return       Total Return
ML EuroFund Class A Shares                          +30.59%              +0.47%           +305.66%
ML EuroFund Class B Shares                          +29.31               +0.23            +277.69
ML EuroFund Class C Shares                          +29.20               +0.23            +103.40
ML EuroFund Class D Shares                          +30.29               +0.42            +109.77

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten year/inception dates are: Class A Shares, 10/26/88; Class B Shares, ten years ended 7/31/98; and Class C and Class D Shares, 10/21/94.


PORTFOLIO INFORMATION


As of July 31, 1998

                                 Percent of
Ten Largest Equity Holdings      Net Assets

Telecom Italia S.p.A.                4.8%
Elf Aquitaine S.A.                   3.0
Volkswagen AG                        2.4
MontEdison S.p.A.                    2.4
Koninklijke KNP BT N.V.              2.2
Societe EuraFrance S.A.              2.2
Thyssen AG                           2.1
National Westminster Bank PLC        2.1
Hoechst AG                           2.0
Philips Electronics N.V.             1.9


                                Percent of
Ten Largest Industries          Net Assets

Chemicals                            7.6%
Banking                              7.4
Paper & Forest Products              6.0
Telecommunications                   5.3
Financial Services                   4.2
Diversified Holdings                 4.0
Automobiles                          3.4
Energy                               3.0
Electrical Equipment                 2.9
Insurance                            2.7



Equity Portfolio Changes for the
Quarter Ended July 31, 1998


Additions

*BTR PLC (Class B)
 Banque Cantonale de Geneve
    (BCG)
 Deutsche Bank AG
 Dresdner Bank AG
 Fresenius AG (Preferred)
 Jarvis PLC
 Jungheinrich AG (Preferred)
 Mol Magyar Olay-es Gazipari
    Reszvenytarsasag (GDR)
 Roche Holding AG
 Royal & Sun Alliance
    Insurance Group PLC
 Royal Dutch Petroleum
    Company
 Shell Transport & Trading
    Co. (The)
 Siemens AG
 Softbank S.A. (GDR)
*TNT Post Group N.V.
 Veba AG
 Volvo AB (B Shares)


Deletions

 Accor S.A.
*BTR PLC (Class B)
 Energy Group PLC
 Euronet Services, Inc.
 Fairey Group PLC
 General Electric Company PLC
 Matthew Clark PLC
 NBM-Amstelland N.V.
 Oerlikon-Buehrle Holding AG
 Pliva D.D. (GDR)
 Polifarb Wroclaw S.A.
 Romanian Growth Fund
 Royal PTT Nederland N.V.
 SKB Banka (GDR)
*TNT Post Group N.V.
 Unilever PLC
 Volker Wessels Stevin N.V.
 Zagrebacka Banka D.D. (GDR)

[FN]
*Added and deleted in the same quarter.



Merrill Lynch EuroFund
July 31, 1998

SCHEDULE OF INVESTMENTS                                                                                (in US dollars)
                          Shares                                                                               Percent of
Industries                 Held               Investments                            Cost            Value     Net Assets

Finland
Metals & Mining         990,307    Outokumpu OY                                $   14,892,711    $   11,176,660      0.5%

Paper & Forest        1,642,749    Enso-Gutzeit OY 'R' (Ordinary)(Registered)      14,186,732        15,835,117      0.7
Products              2,266,341    Metsa Serla OY (Class B)                        17,992,809        18,659,397      0.8
                        790,706    UPM-Kymmene Corp.                               17,268,069        20,188,612      0.9
                                                                               --------------    --------------    ------
                                                                                   49,447,610        54,683,126      2.4

                                   Total Investments in Finland                    64,340,321        65,859,786      2.9
France

Automobiles &            64,451    Peugeot S.A.                                     7,767,416        12,732,396      0.6
Equipment

Banking                 140,413    Banque Nationale de Paris                        6,207,685        13,021,699      0.6
                         55,740    Societe Generale de France S.A.                  6,187,629        13,423,217      0.6
                                                                               --------------    --------------    ------
                                                                                   12,395,314        26,444,916      1.2

Communication            36,295    Alcatel Alsthom Cie Generale
Equipment                          d'Electricite S.A.                               4,175,140         7,212,741      0.3

Construction            141,380    Bouygues S.A.                                   12,740,403        28,214,355      1.3

Electronics             133,159    SGS-Thomson Microelectronics N.V.                7,698,605         8,715,740      0.4

Energy                  524,484    Elf Aquitaine S.A.                              65,253,992        67,990,295      3.0

Financial Services      150,200    Compagnie Financiere de Paribas S.A.             8,164,002        16,498,575      0.7
                         84,535    Societe EuraFrance S.A.                         28,905,970        49,192,764      2.2
                                                                               --------------    --------------    ------
                                                                                   37,069,972        65,691,339      2.9

Insurance               189,445    AXA-UAP                                         12,082,265        25,956,157      1.2

Machinery               177,431    Compagnie de Fives-Lille S.A.                    9,488,305        13,657,694      0.6

Metals & Steel        1,756,676    Usinor-Sacilor                                  27,910,057        24,539,848      1.1

                                   Total Investments in France                    196,581,469       281,155,481     12.6

Germany

Automobiles             217,559    Daimler-Benz AG                                 15,043,924        22,263,568      1.0
                        604,010    Volkswagen AG                                   30,977,352        54,372,787      2.4
                                                                               --------------    --------------    ------
                                                                                   46,021,276        76,636,355      3.4

Banking                 148,248    Commerzbank AG                                   5,388,529         5,626,505      0.3
                        549,701    Deutsche Bank AG                                45,468,854        43,271,375      1.9
                        176,601    Dresdner Bank AG                                10,238,267        10,773,803      0.5
                                                                               --------------    --------------    ------
                                                                                   61,095,650        59,671,683      2.7


Merrill Lynch EuroFund
July 31, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                    (in US dollars)
                          Shares                                                                               Percent of
Industries                 Held               Investments                            Cost            Value     Net Assets

Germany (concluded)
Chemicals               458,077    BASF AG                                     $   17,918,780    $   21,055,831      0.9%
                        907,829    Bayer AG                                        35,814,480        41,193,028      1.8
                         77,016    Henkel KGaA                                      3,295,326         6,105,851      0.3
                        244,311    Henkel KGaA (Preferred)                         10,378,328        22,391,168      1.0
                        988,278    Hoechst AG                                      36,885,114        44,009,906      2.0
                                                                               --------------    --------------    ------
                                                                                  104,292,028       134,755,784      6.0

Construction             33,402    Philipp Holzmann AG                             12,511,136         7,099,216      0.3

Electrical Equipment    196,075    Siemens AG                                      13,491,655        14,563,681      0.7

Engineering             321,783    Kloeckner Werke AG                              14,985,368        24,154,080      1.1

Machinery &              21,757    Jungheinrich AG (Preferred)                      4,412,664         3,988,070      0.2
Equipment

Medical Equipment        31,735    Fresenius AG (Preferred)                         6,477,378         5,602,918      0.3

Mining                  201,207    Thyssen AG                                      43,437,931        48,024,949      2.1

Oil--International      168,676    RWE AG                                           9,073,103         9,152,226      0.4

Retail Trade             31,732    Karstadt AG                                     11,171,623        14,906,992      0.7
                         55,190    Moebel Walther AG (Preferred)                    2,067,520         2,311,867      0.1
                                                                                   13,239,143        17,218,859      0.8
                                                                               --------------    --------------    ------
Utilities               625,206    Veba AG                                         41,690,089        36,911,234      1.6

                                   Total Investments in Germany                   370,727,421       437,779,055     19.6

Hungary

Oil & Gas Producers     345,780    Mol Magyar Olay-es Gazipari
                                   Reszvenytarsasag (GDR)*                          9,362,993        10,598,157      0.5

                                   Total Investments in Hungary                     9,362,993        10,598,157      0.5

Ireland

Building &              686,394    CRH PLC                                          7,454,519         9,115,470      0.4
Construction

Food                    693,901    Greencore Group PLC                              3,481,856         3,292,144      0.2

                                   Total Investments in Ireland                    10,936,375        12,407,614      0.6

Italy

Diversified Holdings 42,118,867    MontEdison S.p.A.                               33,930,370        53,512,462      2.4

Telecommunications   18,332,698    Telecom Italia S.p.A.                           83,173,608       108,155,816      4.8

                                   Total Investments in Italy                     117,103,978       161,668,278      7.2


Merrill Lynch EuroFund
July 31, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                    (in US dollars)
                          Shares                                                                               Percent of
Industries                 Held               Investments                            Cost            Value     Net Assets

Netherlands
Chemicals               532,560    Akzo Nobel                                  $   16,709,629    $   27,137,830      1.2%
                        310,870    European Vinyls Corporation
                                   International N.V.                              11,599,987         4,619,030      0.2
                                                                               --------------    --------------    ------
                                                                                   28,309,616        31,756,860      1.4

Diversified Holdings    285,466    Internatio-Mueller N.V.                          7,753,277         8,184,232      0.4

Electrical Equipment    534,440    Philips Electronics N.V.                        24,896,538        43,302,004      1.9
                        113,948    Twentsche Kabel Holding N.V.                     4,695,441         4,459,971      0.2
                                                                               --------------    --------------    ------
                                                                                   29,591,979        47,761,975      2.1

Financial Services      376,515    ING Groep N.V.                                  15,464,692        28,478,922      1.3

Oil                     130,161    Royal Dutch Petroleum Company                    6,917,037         6,645,635      0.3

Paper & Forest        2,075,564    Koninklijke KNP BT N.V.                         46,927,579        50,502,355      2.2
Products

Steel                   174,270    Ispat International N.V.                         4,720,005         2,763,156      0.1
                        894,058    Ispat International N.V.
                                   (NY Registered Shares)                          17,921,432        13,522,627      0.6
                                                                               --------------    --------------    ------
                                                                                   22,641,437        16,285,783      0.7

Transport Services      117,568    Koninklijke Pakhoed N.V.                         4,561,548         3,581,674      0.2

                                   Total Investments in the Netherlands           162,167,165       193,197,436      8.6

Norway

Computer Software       829,567    Merkantildata ASA                                4,132,939        11,044,775      0.5

Oil & Gas Producers     786,098    Saga Petroleum ASA (Class B)                    10,970,845        10,413,963      0.5

Publishing              262,196    Schibsted ASA                                    5,407,096         4,446,061      0.2

                                   Total Investments in Norway                     20,510,880        25,904,799      1.2

Poland

Banking                  27,824    Softbank S.A. (GDR)*                               512,309           512,309      0.0

Electrical Equipment    378,031    Bydgoska Fabryka Kabli S.A.                      1,130,489         1,904,743      0.1

Plastics                 43,130    Zaklady Lentex S.A.                                422,034           339,161      0.0

                                   Total Investments in Poland                      2,064,832         2,756,213      0.1

Slovakia

Metals & Mining         121,700    Zavod SNP                                        1,835,272           354,228      0.0

Pharmaceuticals          21,349    Slovakofarma                                     1,652,618         1,562,722      0.1

                                   Total Investments in Slovakia                    3,487,890         1,916,950      0.1


Merrill Lynch EuroFund
July 31, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                    (in US dollars)
                          Shares                                                                               Percent of
Industries                 Held               Investments                            Cost            Value     Net Assets

Spain
Utilities--Electric   1,717,238    Endesa S.A.                                 $   34,244,143    $   37,870,215      1.7%

                                   Total Investments in Spain                      34,244,143        37,870,215      1.7

Sweden

Appliances            1,581,170    Electrolux AB                                   16,817,344        25,332,230      1.1

Automotive &            549,126    Volvo AB (B Shares)                             17,376,361        17,006,488      0.8
Equipment

Engineering             127,619    SKF AB (Class A)                                 2,229,577         1,996,311      0.1
                        189,250    Svedala Industry AB                              2,485,262         4,058,597      0.2
                                                                               --------------    --------------    ------
                                                                                    4,714,839         6,054,908      0.3

Insurance             1,144,073    Skandia Forsakrings AB                           6,513,023        19,628,350      0.9

Metals & Steel        1,258,445    Avesta-Sheffield AB                             10,665,001         5,461,146      0.2

Paper & Forest          510,201    Mo och Domsjo AB (Class B)                      12,808,027        13,677,017      0.6
Products              6,095,550    Rottneros Bruks AB                               8,904,861         4,037,043      0.2
                      1,005,923    Stora Kopparbergs AB                            12,861,379        14,085,714      0.6
                                                                               --------------    --------------    ------
                                                                                   34,574,267        31,799,774      1.4

                                   Total Investments in Sweden                     90,660,835       105,282,896      4.7

Switzerland

Banking                  27,803    Banque Cantonale de Geneve (BCG)                 9,263,274         8,895,541      0.4

Consumer Products        44,461    Societe Suisse pour la Microelectronique et
                                   l'Horlogerie AG (Registered)                     6,244,014         7,552,966      0.3

Drugs                    11,331    Novartis AG (Registered)                        17,641,064        19,127,197      0.9

Pharmaceuticals           1,889    Roche Holding AG                                18,021,497        20,357,517      0.9

                                   Total Investments in Switzerland                51,169,849        55,933,221      2.5

Turkey

Appliances            2,803,564    Ardem Pisirici Ve Isitici Cihazlar Sanayii A.S.    116,560           142,195      0.0

                                   Total Investments in Turkey                        116,560           142,195      0.0


Merrill Lynch EuroFund
July 31, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                    (in US dollars)
                          Shares                                                                               Percent of
Industries                 Held               Investments                            Cost            Value     Net Assets

United Kingdom
Automobiles &         4,695,205    LucasVarity PLC                             $   15,057,063    $   16,438,101      0.7%
Equipment

Banking                 932,381    HSBC Holdings PLC                               28,260,928        23,231,466      1.0
                      2,697,796    National Westminster Bank PLC                   43,567,158        46,784,099      2.1
                                                                               --------------    --------------    ------
                                                                                   71,828,086        70,015,565      3.1

Beverages             2,036,419    Allied Domecq PLC                               15,293,731        18,656,856      0.9
                        856,906    Bass PLC (Ordinary)                             12,693,421        13,920,849      0.6
                                                                               --------------    --------------    ------
                                                                                   27,987,152        32,577,705      1.5

Building &              955,533    Jarvis PLC                                      11,336,396        10,161,138      0.5
Construction

Chemicals             1,495,500    Inspec Group PLC                                 6,707,529         5,382,604      0.2

Computer/                79,511    Misys PLC                                        1,555,042         3,804,840      0.2
Commercial/Office

Diversified Holdings 10,877,952    BTR PLC                                         42,850,167        27,406,347      1.2

Food                  1,825,174    Safeway PLC                                     10,383,035        10,779,405      0.5

Insurance             1,268,064    Royal & Sun Alliance Insurance Group PLC        13,534,526        13,816,521      0.6

Metals                1,000,326    Johnson Matthey PLC                              9,572,778         7,094,372      0.3

Metals & Mining         858,187    Rio Tinto PLC (Registered)                      13,701,314         9,659,478      0.4

Oil--Related            649,357    Expro International Group PLC                    5,177,253         5,322,364      0.2
                        216,937    Shell Transport & Trading Company (The)          1,484,491         1,391,243      0.1
                                                                               --------------    --------------    ------
                                                                                    6,661,744         6,713,607      0.3

Pharmaceuticals         955,560    SmithKline Beecham PLC                          10,734,411        11,115,036      0.5

Retail                1,081,634    J. Sainsbury PLC                                 7,969,414         9,520,196      0.4

Steel                 4,364,523    British Steel PLC                                9,051,465         8,979,002      0.4

Telecommunications      797,631    Cable & Wireless PLC                             6,266,983        10,295,853      0.5

Tobacco               2,976,639    B.A.T. Industries PLC                           25,342,446        32,919,722      1.5

Utilities--Electric,    458,350    Anglian Water PLC                                4,170,424         6,486,294      0.3
Gas & Water             450,247    United Utilities PLC                             4,108,789         6,566,825      0.3
                                                                               --------------    --------------    ------
                                                                                    8,279,213        13,053,119      0.6

                                   Total Investments in the United Kingdom        298,818,764       299,732,611     13.4


Merrill Lynch EuroFund
July 31, 1998

SCHEDULE OF INVESTMENTS (concluded)                                                                    (in US dollars)
                       Face                                                                                    Percent of
                      Amount             Short-Term Securities                       Cost            Value     Net Assets
Repurchase       US$ 25,538,000    SBC Warburg Dillion Read, Inc.,
Agreements**                       purchased on 7/31/1998 to yield
                                   5.58% to 8/03/1998                          $   25,538,000    $   25,538,000      1.1%

                                   Total Investments in Short-Term Securities      25,538,000        25,538,000      1.1

Total Investments                                                              $1,457,831,475     1,717,742,907     76.8
                                                                               ==============
Foreign Time Deposits++                                                                             768,492,633     34.4

Variation Margin on Financial Futures Contracts++++                                                     219,314      0.0

Liabilities in Excess of Other Assets                                                              (249,470,100)   (11.2)
                                                                                                 --------------    ------
Net Assets                                                                                       $2,236,984,754    100.0%
                                                                                                 ==============    ======

Net Asset       Class A-- Based on net assets of $880,815,406 and
Value:                    45,628,034 shares outstanding                                          $        19.30
                                                                                                 ==============
                Class B-- Based on net assets of $954,729,824 and
                          54,752,397 shares outstanding                                          $        17.44
                                                                                                 ==============
                Class C-- Based on net assets of $59,384,089 and
                          3,434,168 shares outstanding                                           $        17.29
                                                                                                 ==============
                Class D-- Based on net assets of $342,055,435 and
                          17,847,214 shares outstanding                                          $        19.17
                                                                                                 ==============


   *Global Depositary Receipts (GDR).
  **Repurchase Agreements are fully collateralized by US Government &
    Agency Obligations.
  ++Foreign time deposits bear interest at 3.187%, 3.187% and 3.312% and mature on 8/01/1998, 8/04/1998, and 8/05/1998, respectively.

++++Financial futures contracts sold as of July 31, 1998 were as follows:

    Number of                              Expiration
    Contracts    Issue        Exchange        Date              Value

       203     DAX Index        DTB      September 1998    $  67,194,883
                                                           -------------
    Total Financial Futures Contracts
    Sold (Total Contract Price--$66,353,449)               $  67,194,883
                                                           =============



OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
Edward H. Meyer, Trustee
Charles C. Reilly, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Adrian C. Holmes, Senior Vice President
   and Portfolio Manager
Alan J. Albert, Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Philip M. Mandel, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863